QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Notes)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter		Third Quarter		Fourth Quarter		Year
2015
Revenues[a]	$3,771	$3,938		$3,382		$3,516		$14,607
Operating loss[b,c,d]	(3,030)	(2,421)		(3,964)		(4,097)		(13,512)
Net loss from continuing operations	(2,447)	(1,828)	[e]	(3,815)		(4,090)		(12,180)	[e]
Net income (loss) from discontinued operations	41	29		25		(4)	[d]	91	[d]
Net loss	(2,406)	(1,799)		(3,790)		(4,094)		(12,089)
Net (income) loss and preferred dividends
attributable to noncontrolling interests:
Continuing operations	(42)	(26)		(24)		24		(68)
Discontinued operations	(26)	(26)		(16)		(11)		(79)
Net loss attributable to common stockholders[a,b,c,d]	(2,474)	(1,851)	[e]	(3,830)		(4,081)		(12,236)	[e]
Basic and diluted net (loss) income per share
attributable to common stockholders:
Continuing operations[a,b,c,d]	(2.40)	(1.78)	[e]	(3.59)		(3.46)		(11.32)	[e]
Discontinued operations	0.02	—		0.01		(0.01)	[d]	0.01	[d]
	(2.38)	(1.78)		(3.58)		(3.47)		(11.31)

2014
Revenues[f]	$4,679	$5,136		$5,317		$4,869		$20,001
Operating income (loss)	1,021	1,042		1,033	[g,h]	(3,394)	[g,h]	(298)	[g,h]
Net income (loss) from continuing operations	565	582	[i,j]	634	[i,j]	(2,803)	[i,j]	(1,022)	[i,j]
Net income from discontinued operations	61	78		70		68		277
Net income (loss)	626	660		704		(2,735)		(745)
Net income and preferred dividends attributable to
noncontrolling interests:
Continuing operations	(82)	(133)		(104)		(79)		(398)
Discontinued operations	(34)	(45)		(48)		(38)		(165)
Net income (loss) attributable to
common stockholders[f]	510	482	[i,j]	552	[g,h,i,j]	(2,852)	[g,h,i,j]	(1,308)	[g,h,i,j]
Basic and diluted net income (loss) per share
attributable to common stockholders[f]:
Continuing operations	0.46	0.43	[i,j]	0.51	[g,h,i,j]	(2.78)	[g,h,i,j]	(1.37)	[g,h,i,j]
Discontinued operations	0.03	0.03		0.02		0.03		0.11
	0.49	0.46		0.53		(2.75)		(1.26)

a.
Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.

b.
Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.

c.
Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.

d.
Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges. Discontinued operations include charges of $4 million in the fourth quarter and for the year associated with restructuring and other charges.

e.
Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.

f.
Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.

g.
Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.

h.
Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.

i.
Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.

j.
Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.